DEMAND PROMISSORY NOTE (Details Textual) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 23, 2015	Jan. 31, 2013	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 12, 2014	Sep. 12, 2014	Aug. 14, 2014	Mar. 31, 2014	Feb. 14, 2014
Demand Promissory Notes [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%	8.00%				8.00%
Debt Conversion, Converted Instrument, Amount				$ 130	$ 2,712
February Note [Member]
Demand Promissory Notes [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt Instrument, Face Amount	$ 2,500
Debt Instrument, Maturity Date	Dec. 23, 2015
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	24.00%
Debt Instrument, Payment Terms			At any time upon ten (10) days written notice to Dominion Capital, the Company may prepay any portion of the principal amount of the February Note and any accrued and unpaid interest at an amount equal to 110% of the then outstanding principal amount of the February Note and guaranteed interest, 10% of which may be paid in cash or, at the Companys option, in common stock or a combination thereof.
Common Stock [Member]
Demand Promissory Notes [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		94,130,499
Debt Conversion, Converted Instrument, Amount				$ 7,091	$ 0
Dominion Capital, LLC. [Member] | February Note [Member]
Demand Promissory Notes [Line Items]
Debt Instrument, Face Amount			$ 350
Debt Conversion, Converted Instrument, Shares Issued			1,250,000
Debt Conversion, Converted Instrument, Amount			$ 102
Dominion Capital, LLC. [Member] | Notes Payable, Other Payables [Member]
Demand Promissory Notes [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										12.00%
Debt Instrument, Face Amount										$ 500
Dominion Capital, LLC. [Member] | Notes Payable, Other Payables [Member] | Common Stock [Member]
Demand Promissory Notes [Line Items]
Payments To Be Made Extend Debt Maturity Date						$ 10	$ 10
Dominion Capital, LLC. [Member] | Notes Payable, Other Payables [Member] | Cash [Member]
Demand Promissory Notes [Line Items]
Payments To Be Made Extend Debt Maturity Date								$ 10